LONG-TERM DEBT - Convertible Notes (Details)		12 Months Ended
	Feb. 14, 2017 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Interest and Finance Expense
Borrowings		$ 262,625,000	$ 463,920,000	$ 554,296,000
Accretion of convertible notes		$ 5,584,000	5,568,000
Convertible notes
Interest and Finance Expense
Aggregate principal amount	$ 100,000,000
Borrowings, maturity	March 15, 2022
Interest rate (as a percent)	2.25%
Initial conversion ratio	62.5
Initial conversion price (per share) | $ / shares	$ 16.00
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Threshold percentage		130.00%
Redemption price (percentage)		100.00%
Borrowings		$ 93,302,000	87,718,000	$ 82,150,000
Purchase Price (percentage)		100.00%
Debt component of notes					$ 71,685,000
Equity component of notes					$ 24,110,000
Equity component net of tax		$ 17,603,000
Effective interest rate (as a percent)		7.80%
Accretion of convertible notes		$ 5,584,000	$ 5,568,000
Convertible notes | Discount rate
Interest and Finance Expense
Discounted Cash flow period				5 years
Rate basis				8.6